OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING COSTS AND EXPENSES
Schedule of operating costs and expenses

	2021
			General and
	Cost of sales		administrative
	and services	Selling expenses	expenses	Total
Personnel (1)	(861,876)	(2,661,782)	(588,016)	(4,111,674)
Third-party services (2)	(8,019,315)	(5,768,909)	(1,054,453)	(14,842,677)
Rental, insurance, condominium and connection means (3)	(1,187,976)	(57,852)	(44,187)	(1,290,015)
Taxes, charges and contributions (4)	(1,704,235)	(29,649)	(52,818)	(1,786,702)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,436,288)	—	(1,436,288)
Depreciation and amortization (5)	(9,688,780)	(1,506,862)	(842,689)	(12,038,331)
Cost of goods sold	(3,222,043)	—	—	(3,222,043)
Materials and other operating costs and expenses	(97,144)	(132,775)	(33,742)	(263,661)
Total	(24,781,369)	(11,594,117)	(2,615,905)	(38,991,391)

	2020
			General and
	Cost of sales		administrative
	and services	Selling expenses	expenses	Total
Personnel (1)	(775,789)	(2,522,455)	(442,716)	(3,740,960)
Third-party services (2)	(7,120,850)	(5,888,370)	(1,078,582)	(14,087,802)
Rental, insurance, condominium and connection means (3)	(1,284,943)	(59,578)	(45,140)	(1,389,661)
Taxes, charges and contributions (4)	(1,690,171)	(32,517)	(47,428)	(1,770,116)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,740,358)	—	(1,740,358)
Depreciation and amortization (5)	(8,865,855)	(1,495,229)	(866,414)	(11,227,498)
Cost of goods sold	(2,878,533)	—	—	(2,878,533)
Materials and other operating costs and expenses	(76,942)	(133,048)	(44,713)	(254,703)
Total	(22,693,083)	(11,871,555)	(2,524,993)	(37,089,631)

	2019
			General and
	Cost of sales		administrative
	and services	Selling expenses	expenses	Total
Personnel (1)	(758,780)	(2,568,363)	(430,409)	(3,757,552)
Third-party services (2)	(6,601,587)	(6,686,452)	(1,154,823)	(14,442,862)
Rental, insurance, condominium and connection means (3)	(1,388,217)	(78,401)	(57,359)	(1,523,977)
Taxes, charges and contributions (4)	(1,597,066)	(41,810)	(31,127)	(1,670,003)
Estimated impairment losses on accounts receivable (Note 5)	—	(1,682,348)	—	(1,682,348)
Depreciation and amortization (5)	(8,624,228)	(1,501,096)	(794,468)	(10,919,792)
Cost of goods sold	(3,156,964)	—	—	(3,156,964)
Materials and other operating costs and expenses	(32,105)	(142,752)	(29,910)	(204,767)
Total	(22,158,947)	(12,701,222)	(2,498,096)	(37,358,265)
(1)

Includes costs and expenses with fees, salaries, social charges and benefits, profit sharing, stock-based compensation plans, pension plans and other post-employment benefits, training, transportation, health and nutrition.

(2)

Includes costs and expenses for interconnection and use of networks, advertising and publicity, plant maintenance, electricity, security, cleaning, TV content purchase, commercial brokerage and intermediation, partnerships, call center, back office, logistics and storage, preparation and posting of telephone bills, banking services, among others.

(3)	Includes costs and expenses of infrastructure, real estate, equipment, vehicles, insurance and means of connection.
(4)	Includes costs and expenses with FISTEL, FUST, FUNTTEL, liens for renewal of licenses and other taxes, fees and contributions.
(5)	Includes the consolidated amounts of R$2,737,111, R$2,225,639 and R$1,939,401 in the years ended December 31, 2021, 2020 and 2019, respectively, related to the leases depreciation (Note 13.e).